T. ROWE PRICE Intermediate Tax-Free High Yield Fund
November 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 101.5%
ALABAMA 5.0%
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28 (1)(2) 205 130
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.00%, 1/1/22 (1)(2) 80 51
Selma Ind. Dev. Board, Int'l. Paper, VRDN, 2.00%, 11/1/33 (Tender
10/1/24)  200 192
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51 (Tender
12/1/31)  375 361
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (3) 427 367
Walker County Economic & IDA, Albama Power Company Plant,
Series AL, VRDN, 1.45%, 12/1/36 (4) 1,300 1,300
Wilsonville Ind. Dev. Board, Alabama Power Company Gaston
Plant, Series AL, VRDN, 1.45%, 12/1/30 (4) 1,000 1,000
3,401
ALASKA 0.1%
Northern Tobacco Securitization, Series B-1, 4.00%, 6/1/50  100 99
99
ARIZONA 1.1%
Arizona IDA, Series A, 4.00%, 7/15/30 (3) 500 464
Arizona IDA, Series A, 4.00%, 7/15/33 (3) 100 91
Arizona IDA, Series A, 4.00%, 7/15/34 (3) 100 89
Peoria IDA, Sierra Winds Life Care Community, Series A, 5.25%,
11/15/29  100 87
731
CALIFORNIA 3.2%
California Housing Fin., Series 2019-1A, 4.25%, 1/15/35  95 92
California Municipal Fin. Auth., Claremont Colleges, Series A,
5.00%, 7/1/30 (3) 200 200
California Municipal Fin. Auth., Mt. San Antonio Gardens Project,
Series B-1, 2.75%, 11/15/27  525 472
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27 (3) 130 121
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  250 256
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (3) 200 206
California Statewide CDA, Statewide Community Infrastructure,
Series C-1, 4.00%, 9/2/31  100 97
Del Mar Race Track Auth., 5.00%, 10/1/38  150 142
San Clemente, Community Fac. Dist. No. 2006-1, Special Tax,
5.00%, 9/1/24  95 98

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Tustin Community Fac. Dist., Special Tax, Tustin Legacy/
Columbus Villages, Series A, 5.00%, 9/1/28  500 523
2,207
COLORADO 5.1%
Colorado, COP, 6.00%, 12/15/35  500 610
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  100 99
Colorado HFA, Frasier, Series A, 4.00%, 5/15/31 (5) 100 90
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (3) 450 369
Colorado HFA, Valley View Hosp., 5.00%, 5/15/28  500 518
Denver City & County Airport, United Airlines, 5.00%, 10/1/32 (4) 150 149
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 4.625%,
12/1/27  500 484
Park Creek Metropolitan Dist., Senior Limited Property, Series A,
5.00%, 12/1/30  500 522
Public Auth. for Colorado Energy, 6.125%, 11/15/23  75 77
Public Auth. for Colorado Energy, 6.25%, 11/15/28  115 123
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/36  500 408
3,449
CONNECTICUT 1.2%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27  350 354
Connecticut Special Tax, Special Tax Obligation, Series A, 4.00%,
5/1/36  290 297
Hamden Town, Whitney Center, 5.00%, 1/1/30  200 191
842
DELAWARE 1.7%
Delaware Economic Dev. Auth., ASPIRA of Delaware Charter
Operations, Series A, 3.00%, 6/1/32  200 168
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  100 99
Delaware State HFA, Beebe Medical Center Project, 5.00%, 6/1/30  625 669
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  250 245
1,181
DISTRICT OF COLUMBIA 1.3%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32  225 213
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  100 91
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29  270 256
Metropolitan Washington Airports Auth. Dulles Toll Road, Series B,
Zero Coupon, 10/1/34 (6) 525 326
886

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
FLORIDA 2.9%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/26  200 204
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  125 127
Capital Trust Agency, The Marie Selby Botanical Gardens, 4.00%,
6/15/25 (3) 100 97
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  30 30
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.00%, 5/1/24  35 35
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  90 89
Florida Dev. Fin., Learning Gate Community Center, Series A,
5.00%, 2/15/31  215 219
Lakes of Sarasota Community Dev. Dist., Series A-1, 3.40%,
5/1/31  130 115
Lakes of Sarasota Community Dev. Dist., Series B-1, 3.625%,
5/1/31  130 116
Laurel Road Community Dev. Dist., Series A-1, 3.00%, 5/1/31  160 136
Palm Beach County HFA, Toby & Leon Cooperman Sinai, 4.00%,
6/1/31  350 314
Sawyers Landing Community Dev. Dist., 3.75%, 5/1/31  250 225
Seminole County IDA, Series A, 4.00%, 6/15/36 (3) 315 268
1,975
GEORGIA 2.5%
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  200 106
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  200 106
Augusta Airport, Series A, 5.00%, 1/1/35  250 254
Burke County Dev. Auth., Georgia Power Plant Vogtle Project,
VRDN, 2.25%, 10/1/32 (Tender 5/25/2023)  250 248
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (3) 295 275
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (3) 450 450
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (3) 250 253
1,692
GUAM 0.6%
Antonio B Won Pat Int'l. Airport Auth., 5.25%, 10/1/29 (4)(5) 255 259
Guam, Hotel Occupancy Tax, Series A, 5.00%, 11/1/35  125 128
387
IDAHO 0.2%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29  100 102
102

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
ILLINOIS 6.7%
Chicago, Series A, GO, 5.00%, 1/1/27  200 204
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/27 (4) 250 253
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/26  160 167
Chicago O'Hare Int'l. Airport, Customer Fac. Charge, 5.50%,
1/1/27  85 85
Chicago Wastewater, Series C, 5.00%, 1/1/28  500 510
Chicago Waterworks, 5.00%, 11/1/25  300 313
Illinois, GO, 5.00%, 5/1/32  250 253
Illinois, GO, 5.50%, 5/1/25  125 130
Illinois, Series A, GO, 4.00%, 4/1/30 (7) 350 349
Illinois, Series A, GO, 5.00%, 10/1/25  250 258
Illinois Fin. Auth., Admiral at the Lake, 5.00%, 5/15/33  400 329
Illinois Fin. Auth., Franciscan Communities, Series A, 4.00%,
5/15/23 (8) 15 15
Illinois Fin. Auth., Franciscan Communities, Unrefunded Balance,
Series A, 4.00%, 5/15/23  70 70
Metropolitan Pier & Exposition Auth., Series B, 5.00%,
12/15/27 (5) 500 520
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/32  250 257
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  250 135
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 6/15/31 (9) 100 69
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/35 (9) 660 362
Metropolitan Pier & Exposition Auth., McCormick Place,
Unrefunded Balance, 5.70%, 6/15/23 (9) 55 56
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/28  100 106
Village of Hillside, 5.00%, 1/1/24  100 100
4,541
INDIANA 2.0%
East Chicago, USG Project, 5.50%, 9/1/28 (4) 175 163
Indiana Fin. Auth., Greencroft Obligation Group, Series A, 6.50%,
11/15/33  50 51
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  425 413
Indiana Fin. Auth., Ohio Valley Electric, Series B, 2.50%, 11/1/30  100 86
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  325 317
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (4) 350 359
1,389
IOWA 0.6%
Iowa Fin. Auth., Unity Point Health, Series E, VRDN, 0.95%,
2/15/41  400 400
400

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
KANSAS 0.2%
Manhattan, Downtown Redev. Star Bond Project, Series 2022-1,
4.00%, 6/1/27  125 125
125
KENTUCKY 5.1%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  450 467
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  520 533
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  200 197
Kentucky Public Energy Auth., Gas Supply, Series B, VRDN,
4.00%, 1/1/49 (Tender 1/1/25)  750 748
Louisville & Jefferson County Regional Airport Auth., UPS
Worldwide, Series B, VRDN, 1.15%, 1/1/29 (4) 1,500 1,500
3,445
LOUISIANA 1.7%
New Orleans Sewerage Service, 5.00%, 6/1/32 (Prerefunded
6/1/25) (10) 500 528
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (3) 300 320
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (3) 150 160
Saint John the Baptist Parish, Marathon Oil, Series B-2, VRDN,
2.375%, 6/1/37 (Tender 7/1/26)  200 184
1,192
MARYLAND 5.1%
Baltimore County, Oak Crest Village, 5.00%, 1/1/24  150 153
Baltimore, Convention Center Hotel, 5.00%, 9/1/34  100 97
Howard County, Special Obligation, Annapolis Junction Town
Center, 4.80%, 2/15/24  110 109
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/32  100 97
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35  100 94
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (3) 100 102
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (3) 540 550
Maryland Economic Dev., Purple Line Light Rail Project, Series A,
5.00%, 11/12/28 (4) 650 681
Maryland Economic Dev., Towson Univ. Project, 5.00%, 7/1/30  165 166
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/31  30 32
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/28 (7) 60 63

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Univ. of Maryland College Park Project,
5.00%, 6/1/29 (7) 155 163
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27  150 158
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (3) 100 100
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27  300 321
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  100 97
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27  100 92
Washington County, Economic Dev., Homewood Maryland
Obligated Group, 4.00%, 5/1/36  250 208
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  50 50
Westminster, Lutheran Village at Millers Grant, Series A, 6.00%,
7/1/34  140 142
3,475
MASSACHUSETTS 0.8%
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.00%, 7/15/23  50 50
Massachusetts Dev. Fin. Agency, UMass Boston Student Housing,
5.00%, 10/1/24  100 101
Massachusetts Dev. Fin. Agency, UMass Student Housing, 5.00%,
10/1/23  375 377
528
MICHIGAN 1.5%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/33  250 256
Kentwood Economic Dev., Holland Home Obligated Group, 4.00%,
11/15/31  100 93
Michigan Fin. Auth., Great Lakes Water Auth., Series C, 5.00%,
7/1/28  500 520
Michigan Strategic Fund, VRDN, 4.00%, 10/1/61 (Tender
10/1/26) (4) 150 145
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  100 11
1,025
MINNESOTA 0.2%
Saint Paul Redev. & Housing Auth., Episcopal Homes Obligated
Group, 4.00%, 11/1/36  200 162
162
MISSOURI 0.9%
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  90 78
Saint Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25  315 315
Saint Louis IDA, Saint Andrews Resources for Seniors, 5.00%,
12/1/25  85 85

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.00%, 6/1/29  150 157
635
NEVADA 0.7%
Clark County Passenger Fac. Charge, McCarran Int'l. Airport,
5.00%, 7/1/29  120 135
Las Vegas Convention & Visitors Auth., Series B, 5.00%, 7/1/31  250 269
Las Vegas Special Improvement Dist. No. 815, 4.75%, 12/1/40  100 95
499
NEW HAMPSHIRE 0.6%
National Fin. Auth., Series 2020-1, Class A, 4.125%, 1/20/34  120 115
National Fin. Auth., Series 2022-2, Class A, 4.00%, 10/20/36  175 161
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (3)(4) 100 81
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27 (1)
(2)(3) 200 44
401
NEW JERSEY 5.6%
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (4)(8) 15 15
New Jersey Economic Dev. Auth., Series XX, 5.00%, 6/15/24  500 515
New Jersey Economic Dev. Auth., Goethals Bridge, 5.125%,
1/1/34 (4) 530 531
New Jersey Economic Dev. Auth., Lions Gate, 4.875%, 1/1/29  150 144
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/34  100 92
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47 (4) 125 122
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  400 314
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/31 (9) 425 292
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 4.00%,
6/1/32  300 317
Salem County Pollution Control Fin. Auth., Atlantic City Electric,
PCR, 2.25%, 6/1/29  500 447
Tobacco Settlement Fin., Series A, 5.00%, 6/1/33  1,000 1,036
3,825
NEW YORK 8.5%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 4.00%, 12/1/31 (3) 200 176
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (3) 235 233
Build New York City Resource, New World Preparatory Charter
School Project, Series A, 4.00%, 6/15/31  100 94
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (3)(4) 100 101

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (3) 100 96
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (3) 100 84
Dormitory Auth. of the State of New York, Garnet Health Medical
Center, 5.00%, 12/1/37 (3) 400 401
Dormitory Auth. of the State of New York, Montefiore, Series A,
4.00%, 9/1/36  250 220
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (3) 300 300
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/27 (3) 300 307
Dormitory Auth. of the State of New York, Pace Univ., Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (10) 5 5
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/23  50 50
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/24  245 246
Dormitory Auth. of the State of New York, Pace Univ., Unrefunded
Balance, Series A, 5.00%, 5/1/25  20 20
Dormitory Auth. of the State of New York, Saint John's Univ.,
Series A, 5.00%, 7/1/29  100 104
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/28  75 80
Dormitory Auth. of the State of New York, Saint Joseph's College,
5.00%, 7/1/29  175 187
Metropolitan Transportation Auth., Dedicated Tax Fund,
Series A-1, VRDN, 1.00%, 11/1/31  200 200
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41 (3) 225 187
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  518 254
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34 (3) 400 397
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40 (3) 200 200
New York Transportation Dev., American Airlines, 2.25%,
8/1/26 (4) 80 75
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (4) 410 410
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (4) 850 850
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31 (4) 130 133
New York Transportation Dev., Terminal 4 JFK Int'l. Airport,
Series A, 5.00%, 12/1/25 (4) 250 258
Tompkins County Dev., Kendal at Ithaca, 5.00%, 7/1/29  100 101
5,769

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
NORTH CAROLINA 2.5%
North Carolina Medical Care Commission, Pennybyrn at Maryfield,
5.00%, 10/1/25  125 126
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  325 314
North Carolina Turnpike Auth., 5.00%, 1/1/23  260 260
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  1,000 1,024
1,724
OHIO 1.6%
Akron Bath Copley Joint Township Hosp. Dist., 4.00%, 11/15/33  400 379
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  190 174
Cleveland Airport, Series A, 5.00%, 1/1/29 (7) 125 130
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  100 92
Ohio Air Quality Dev. Auth., Pratt Paper, 3.75%, 1/15/28 (3)(4) 350 343
1,118
OKLAHOMA 0.8%
Oklahoma County Fin. Auth., Epworth Villa, Series A, 5.70%,
4/1/25  155 85
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33  500 478
563
OREGON 0.2%
Oregon Fac. Auth., Peace Health, Series A, VRDN, 1.06%, 8/1/34  150 150
150
PENNSYLVANIA 4.6%
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/27 (3) 300 297
Butler County Hosp. Auth., 5.00%, 7/1/25  125 130
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28 (3) 100 98
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, Series A, 4.50%, 1/1/40 (3) 175 147
Delaware River Port Auth., 5.00%, 1/1/27 (5) 1,000 1,083
East Hempfield Township IDA, Student Housing, 5.00%, 7/1/45
(Prerefunded 7/1/23) (10) 40 41
Latrobe IDA, Seton Hill Univ., 4.00%, 3/1/37  150 133
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28 (Prerefunded 1/15/25) (10) 200 210
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28) (3)(4) 200 228
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 3.166%,
7/1/39 (6) 125 109
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  310 325

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Philadelphia IDA, 1st Series 2016, 5.00%, 4/1/28  200 209
Philadelphia IDA, String Theory Charter, 5.00%, 6/15/30 (3) 145 145
3,155
PUERTO RICO 7.6%
Puerto Rico Commonwealth, VR,GO, 11/1/43 (2)(11) 403 184
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (3) 250 252
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  29 26
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  110 60
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  85 74
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  90 76
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  66 55
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  90 72
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  93 72
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  48 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  95 96
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  594 608
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  93 95
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  365 374
Puerto Rico Electric Power Auth., Series CCC, 4.25%, 7/1/23 (2)
(12) 100 73
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (2)
(12) 100 74
Puerto Rico Electric Power Auth., Series SS, 5.00%, 7/1/30 (7) 130 131
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/18 (2)(12) 200 147
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)(12) 120 88
Puerto Rico Electric Power Auth., Series UU, 5.00%, 7/1/24 (7) 50 50
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(12) 100 74
Puerto Rico Electric Power Auth., Series XX, 4.75%, 7/1/26 (2)(12) 275 202
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)(12) 245 183
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  200 161

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  1,203 874
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  543 352
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  1,000 251
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  363 328
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  100 90
5,170
RHODE ISLAND 0.3%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  200 202
202
SOUTH CAROLINA 0.7%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32 (2) 559 286
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32 (2) 84 26
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51 (2) 185 7
South Carolina Jobs Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27 (1)(2)(3)(4) 200 80
South Carolina Jobs Economic Dev. Auth., Woodlands at Furman,
Series A, 5.00%, 11/15/30  85 83
482
TENNESSEE 2.1%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/32  155 156
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27  100 82
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 5.50%, 7/1/37  100 73
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (3) 100 100
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  275 284
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  415 428
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  290 290
1,413
TEXAS 6.8%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  250 256
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  275 281
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  100 102

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27  335 335
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  100 110
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31 (3) 385 324
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25 (4) 430 430
Houston Airport System, United Airlines, Series B-1, 5.00%,
7/15/35 (4) 100 98
Houston Airport System, United Airlines, Terminal E, 4.75%,
7/1/24 (4) 100 100
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  100 102
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4) 265 265
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (3)(4) 500 484
Montgomery County Toll Road Auth., 5.00%, 9/15/33  500 509
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living, VR,
2.00%, 11/15/61  153 70
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/25 (Prerefunded 4/1/24) (10) 100 103
New Hope Cultural Ed. Fac. Fin., CHF Corpus Christi, 5.00%,
4/1/39 (Prerefunded 4/1/24) (10) 25 26
New Hope Cultural Ed. Fac. Fin., Senior Living, Series A, 5.00%,
11/15/26  320 309
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/31 (Prerefunded 4/1/27) (10) 50 54
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (3)(4) 175 142
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  260 271
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  250 262
4,633
UTAH 0.8%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/36  500 420
Vineyard Redev. Agency, 4.00%, 5/1/39 (7) 100 101
521
VIRGINIA 5.4%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35 (Prerefunded
10/1/25) (10) 260 275
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/32  250 275
Botetourt County, Residential Care Fac., Glebe, Series A, 4.75%,
7/1/23  55 55
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  150 154
Cherry Hill CDA, Potomac Shores Project, 4.50%, 3/1/25 (3) 100 99
Chesapeake Hosp. Auth., Chesapeake Regional Medical, 5.00%,
7/1/31  250 273

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Vinson Hall, Series A, 4.00%,
12/1/22 (8) 150 150
Fairfax County Economic Dev. Auth., Wiehle Ave. Metrorail Station,
5.00%, 8/1/32  260 297
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  375 384
Lynchburg Economic Dev. Auth., Central Health Obligation,
Series B, VRDN, 1.00%, 1/1/47  300 300
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement, 4.00%,
1/1/24  125 124
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (3) 100 102
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/33 (4) 325 343
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/34 (4) 225 235
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 7/1/32 (4) 265 262
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/39 (4) 400 369
3,697
WASHINGTON 0.4%
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (3) 100 95
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  200 180
275
WEST VIRGINIA 0.3%
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25) (4) 200 199
199
WISCONSIN 2.3%
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (3) 125 124
Wisconsin PFA, Founders of Academy Las Vegas, Series A,
4.00%, 7/1/30 (3) 100 91
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4) 445 377
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49  250 244
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27 (8) 250 274
Wisconsin PFA, Roseman Univ. of Health, 4.00%, 4/1/32 (3) 100 91
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/30 (3) 250 250

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Par $ Value
(Amounts in 000s)
Wisconsin PFA, Roseman Univ. of Health, 5.00%, 4/1/40 (3) 100 94
1,545
Total Investments in Securities 101.5%
(Cost $73,644) $ 69,210
Other Assets Less Liabilities (1.5)% (996)
Net Assets 100.0% $ 68,214
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security is in default or has failed to make a scheduled interest and/or principal payment.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$10,675 and represents 15.6% of net assets.
(4) Interest subject to alternative minimum tax.
(5) When-issued security
(6) Insured by Assured Guaranty Corporation
(7) Insured by Assured Guaranty Municipal Corporation
(8) Escrowed to maturity
(9) Insured by National Public Finance Guarantee Corporation
(10) Prerefunded date is used in determining portfolio maturity.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(12) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments
16
T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Intermediate Tax-Free High Yield Fund

Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F100-054Q3 11/22